Commitments and Contingencies (Details Narrative)	6 Months Ended
Jun. 30, 2018 CAD ($)
Disclosure of contingent liabilities [line items]
Monthly management fee	$ 31,000
Agreement termination period from the date of effective control change	60 days
Payment period	30 days
Independent Directors [Member]
Disclosure of contingent liabilities [line items]
Monthly stipend	$ 2,000
Chairman Of Board [Member]
Disclosure of contingent liabilities [line items]
Monthly stipend	3,000
Committee Chairman [Member]
Disclosure of contingent liabilities [line items]
Monthly stipend	$ 2,500